RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Compensation to the Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions

Compensation to the non-executive directors:

	For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Fees, including reimbursement of expenses	340	274	238
Share-based compensation	113	179	252
	453	453	490

Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Transactions with related parties:

	For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Consulting fees, including share-based compensation and reimbursement of expenses (1) (2)	47	57	67
Key man life insurance premium (3)	-	1	12
	47	58	79